FPA New Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 93.5%
	ASSET-BACKED SECURITIES — 39.3%
	AUTO — 8.8%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$8,980,538
	BMW Vehicle Owner Trust
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,780,109
	Capital One Prime Auto Receivables Trust
15,513,000	Series 2022-2, Class A4, 3.690%, 12/15/2027	15,082,654
	CarMax Auto Owner Trust
39,273,000	Series 2022-3, Class A4, 4.060%, 2/15/2028	38,320,618
19,152,000	Series 2022-3, Class B, 4.690%, 2/15/2028	18,750,856
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,059,007
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,749,085
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029 Ford Credit Auto Owner Trust	20,648,551
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,279,127
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,084,083
	Ford Credit Floorplan Master Owner Trust A
46,054,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	46,464,908
	GM Financial Consumer Automobile Receivables Trust
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,529,300
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,786,897
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	34,969,025
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	49,917,748
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,023,850
64,237,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	63,917,620
	Hyundai Auto Receivables Trust
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,787,582
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	9,817,481
8,831,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	8,767,458
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,172,615
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,341,912
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,101,185
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	8,990,053
	Toyota Auto Loan Extended Note Trust
54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	52,735,853
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	43,780,872
33,349,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	33,535,104
	Toyota Auto Receivables Owner Trust
10,600,000	Series 2022-C, Class A4, 3.770%, 2/15/2028	10,257,722

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	$15,891,704
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	19,688,907
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,414,925
	Volkswagen Auto Loan Enhanced Trust
11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	11,436,961
	World Omni Auto Receivables Trust
14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	14,394,647
21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	21,273,697
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,372,066
		742,104,720
	COLLATERALIZED LOAN OBLIGATION — 4.3%
	ABPCI Direct Lending Fund LP
19,028,707	Series 2020-10A, Class A1A, 7.536% (3-Month Term SOFR+221.161 basis points), 1/20/2032(a),(b)	19,033,921
	Cerberus Loan Funding LLC
10,299,000	Series 2023-1A, Class A, 7.729% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	10,385,419
51,840,000	Series 2023-2A, Class A1, 7.878% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	53,430,503
52,569,000	Series 2023-4A, Class A, 7.754% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	54,109,640
	Fortress Credit Opportunities Ltd.
118,776,000	Series 2017-9A, Class A1TR, 7.140% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	118,773,625
	Golub Capital Partners Ltd.
17,314,000	Series 2019-45A, Class B1, 8.136% (3-Month Term SOFR+281.161 basis points), 10/20/2031(a),(b)	17,323,211
43,478,000	Series 2023-67A, Class A1, 7.823% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,780,433
41,996,000	Series 2019-46A, Class A1R, 7.127% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	42,036,442
	Lake Shore MM LLC
7,934,255	Series 2019-2A, Class A2R, 2.525%, 10/17/2031(a)	7,571,286
		366,444,480
	CREDIT CARD — 2.8%
	American Express Credit Account Master Trust
77,963,000	Series 2023-4, Class A, 5.150%, 9/15/2030	78,815,385
47,333,000	Series 2024-2, Class A, 5.240%, 4/15/2031	48,241,916
	Chase Issuance Trust
45,545,000	Series 2023-A2, Class A, 5.080%, 9/15/2030	45,942,385

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	CREDIT CARD (Continued)
$68,829,000	Series 2024-A2, Class A, 4.630%, 1/15/2031	$67,847,416
		240,847,102
	EQUIPMENT — 13.3%
	Avis Budget Rental Car Funding AESOP LLC
4,211,000	Series 2021-2A, Class A, 1.660%, 2/20/2028(a)	3,853,510
13,136,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	13,024,039
38,251,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	38,260,196
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	48,569,882
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	34,748,581
14,768,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	14,808,865
57,519,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	56,934,210
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,200,751
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,658,056
17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	17,208,626
	Coinstar Funding LLC
11,928,180	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	10,506,078
	Enterprise Fleet Financing LLC
9,703,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	9,504,608
28,811,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	28,849,935
18,980,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	19,074,725
37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	38,226,334
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	36,038,758
	Ford Credit Floorplan Master Owner Trust A
83,977,000	Series 2018-4, Class A, 4.060%, 11/15/2030	80,653,006
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	18,876,302
29,442,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	29,439,571
	GreatAmerica Leasing Receivables Funding LLC
17,738,000	Series 2022-1, Class A4, 5.350%, 7/16/2029(a)	17,725,855
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,368,938
	Hertz Vehicle Financing LLC
44,631,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	40,737,168
38,642,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	35,441,310
72,333,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	68,545,246
31,918,000	Series 2023-4A, Class A, 6.150%, 3/25/2030(a)	32,472,594
	John Deere Owner Trust
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,499,456
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,572,144
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	15,815,070
	Kubota Credit Owner Trust
34,050,000	Series 2022-2A, Class A4, 4.170%, 6/15/2028(a)	32,981,266

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	$12,752,430
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,354,719
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,792,419
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	24,755,004
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,335,969
15,739,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	15,710,815
	Prop 2017-1A
12,500,662	5.300%, 3/15/2042(c),(d)	10,750,570
	Sunnova Hestia I Issuer LLC
7,052,900	Series 2023-GRID1, Class 1A, 5.750%, 12/20/2050(a)	7,104,308
	Sunnova Hestia II Issuer LLC
12,542,000	Series 2024-GRID1, Class 1A, 5.630%, 7/20/2051(a)	12,552,259
	Verizon Master Trust
59,567,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	58,989,647
76,585,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	77,534,003
85,708,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	85,259,267
		1,130,486,490
	OTHER — 10.1%
	ABPCI Direct Lending Fund LLC
26,079,837	Series 2022-2A, Class A1, 7.425% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	25,900,982
	ABPCI Direct Lending Fund Ltd.
31,255,281	Series 2020-1A, Class A, 3.199%, 12/20/2030(a)	30,805,236
	American Tower Trust 1
77,012,000	5.490%, 3/15/2028(a)	77,238,261
	Brazos Securitization LLC
9,051,037	5.014%, 9/1/2031(a)	8,931,977
	Cleco Securitization I LLC
20,106,742	4.016%, 3/1/2031	19,302,472
	Cologix Data Centers US Issuer LLC
58,068,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	53,492,393
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031	22,989,794
	DataBank Issuer
14,750,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	13,669,974
	DTE Electric Securitization Funding II LLC
29,726,000	5.970%, 3/1/2033	30,692,095
	Elm Trust
3,318,112	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	3,192,266
3,848,723	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	3,684,760

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	FCI Funding LLC
$1,122,925	Series 2021-1A, Class A, 1.130%, 4/15/2033(a)	$1,107,324
	Golub Capital Partners Funding Ltd.
23,911,311	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	23,428,303
48,642,375	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	46,968,007
94,398,278	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	88,158,268
	Kansas Gas Service Securitization I LLC
47,781,987	5.486%, 8/1/2032	48,439,118
	Louisiana Local Government Environmental Facilities & Community Development Auth Rev.
13,413,750	3.615%, 2/1/2029	13,139,389
	Monroe Capital Funding Ltd.
38,378,376	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	36,653,422
	Oklahoma Development Finance Authority
26,788,319	4.135%, 12/1/2033	25,916,146
10,073,973	4.285%, 2/1/2034	9,853,721
22,411,646	3.877%, 5/1/2037	21,077,217
	PG&E Recovery Funding LLC
36,831,297	5.045%, 7/15/2032	36,915,110
	PG&E Wildfire Recovery Funding LLC
44,871,745	4.022%, 6/1/2031	43,680,638
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	13,073,335
17,196,000	2.328%, 1/15/2028(a)	15,409,865
12,423,000	6.599%, 1/15/2028(a)	12,707,426
	SpringCastle America Funding LLC
11,475,525	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	10,604,658
	Texas Natural Gas Securitization Finance Corp.
8,304,514	5.102%, 4/1/2035	8,343,304
	TVEST LLC
681,785	Series 2020-A, Class A, 4.500%, 7/15/2032(a)	680,069
	Vantage Data Centers Issuer LLC
19,214,000	Series 2020-1A, Class A2, 1.645%, 9/15/2045(a)	18,194,601
	VCP RRL Ltd.
34,692,511	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	32,897,139
	Virginia Power Fuel Securitization LLC
46,386,000	4.877%, 5/1/2031	46,281,724

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	WEPCo Environmental Trust Finance LLC
$9,216,718	Series 2021-1, Class A, 1.578%, 12/15/2035	$7,846,523
		851,275,517
	TOTAL ASSET-BACKED SECURITIES
	(Cost $3,351,577,007)	3,331,158,309
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.3%
	AGENCY — 14.1%
	Federal Home Loan Mortgage Corp.
13,173,000	Series K058, Class A2, 2.653%, 8/25/2026	12,528,479
77,816,626	Series K061, Class A2, 3.347%, 11/25/2026(b)	75,100,149
41,061,276	Series K062, Class A2, 3.413%, 12/25/2026	39,530,836
16,539,000	Series K063, Class A2, 3.430%, 1/25/2027(b)	15,960,950
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,265,180
7,223,000	Series K066, Class A2, 3.117%, 6/25/2027	6,896,765
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,092,274
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	11,766,114
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	27,642,833
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	15,504,462
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	3,937,994
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	29,509,503
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	24,178,697
62,664,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	60,416,625
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	45,098,192
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	23,404,841
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	66,366,071
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	27,198,588
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	25,760,395
4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	4,474,699
43,626,000	Series K090, Class A2, 3.422%, 2/25/2029	41,174,786
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	23,872,251
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,218,493
4,340,000	Series K093, Class A2, 2.982%, 5/25/2029	4,008,939
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	77,146,718
62,185,000	Series K094, Class A2, 2.903%, 6/25/2029	57,230,964
40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	36,874,743
90,012,000	Series K096, Class A2, 2.519%, 7/25/2029	81,328,308
10,906,000	Series K099, Class A2, 2.595%, 9/25/2029	9,852,561
33,400,000	Series K102, Class A2, 2.537%, 10/25/2029	29,977,666
47,045,000	Series K103, Class A2, 2.651%, 11/25/2029	42,559,913
4,756,000	Series K107, Class A2, 1.639%, 1/25/2030	4,064,571
1,370,000	Series K105, Class A2, 1.872%, 1/25/2030	1,182,491
11,416,000	Series K106, Class A2, 2.069%, 1/25/2030	9,967,335

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$1,355,000	Series K104, Class A2, 2.253%, 1/25/2030	$1,196,719
9,186,000	Series K108, Class A2, 1.517%, 3/25/2030	7,744,682
61,806,000	Series K751, Class A2, 4.412%, 3/25/2030	60,766,398
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	14,829,100
22,485,000	Series K151, Class A3, 3.511%, 4/25/2030	20,984,171
7,589,000	Series K114, Class A2, 1.366%, 6/25/2030	6,260,993
61,404,000	Series K117, Class A2, 1.406%, 8/25/2030	50,575,693
15,691,000	Series K120, Class A2, 1.500%, 10/25/2030	12,932,557
66,289,183	Series K754, Class A2, 4.940%, 11/25/2030(b)	66,532,690
		1,195,916,389
	AGENCY STRIPPED — 0.4%
	Government National Mortgage Association
10,528,735	Series 2014-77, Class IO, 0.564%, 12/16/2047(b)	90,992
16,033,179	Series 2012-150, Class IO, 0.437%, 11/16/2052(b)	250,518
14,445,015	Series 2012-114, Class IO, 0.625%, 1/16/2053(b)	209,844
34,530,935	Series 2012-125, Class IO, 0.172%, 2/16/2053(b)	209,040
35,619,772	Series 2012-79, Class IO, 0.352%, 3/16/2053(b)	445,130
555,381	Series 2012-45, Class IO, 0.000%, 4/16/2053(b),(e)	1
19,273,389	Series 2013-45, Class IO, 0.070%, 12/16/2053(b)	11,150
6,718,359	Series 2013-125, Class IO, 0.239%, 10/16/2054(b)	94,648
24,265,614	Series 2014-157, Class IO, 0.188%, 5/16/2055(b)	150,857
28,500,505	Series 2014-153, Class IO, 0.341%, 4/16/2056(b)	342,901
50,208,878	Series 2014-175, Class IO, 0.464%, 4/16/2056(b)	698,938
4,925,000	Series 2014-138, Class IO, 0.524%, 4/16/2056(b)	87,145
65,717,081	Series 2014-187, Class IO, 0.614%, 5/16/2056(b)	1,396,297
5,495,265	Series 2015-41, Class IO, 0.168%, 9/16/2056(b)	37,217
1,437,404	Series 2015-108, Class IO, 0.338%, 10/16/2056(b)	13,685
11,729,917	Series 2014-110, Class IO, 0.106%, 1/16/2057(b)	60,287
27,394,063	Series 2015-19, Class IO, 0.294%, 1/16/2057(b)	377,605
16,639,162	Series 2015-7, Class IO, 0.454%, 1/16/2057(b)	314,102
44,249,480	Series 2015-169, Class IO, 0.255%, 7/16/2057(b)	512,228
7,547,192	Series 2015-150, Class IO, 0.365%, 9/16/2057(b)	134,769
38,150,401	Series 2016-125, Class IO, 0.869%, 12/16/2057(b)	1,424,124
28,889,248	Series 2016-65, Class IO, 0.490%, 1/16/2058(b)	659,712
83,182,492	Series 2016-106, Class IO, 0.969%, 9/16/2058(b)	3,632,388
41,522,149	Series 2020-43, Class IO, 1.261%, 11/16/2061(b)	3,016,688
53,277,375	Series 2020-71, Class IO, 1.102%, 1/16/2062(b)	3,546,425
98,883,132	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	5,743,567
124,533,231	Series 2020-42, Class IO, 0.937%, 3/16/2062(b)	7,443,501
		30,903,759

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY — 5.8%
	A10 Bridge Asset Financing LLC
$5,468,842	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	$5,239,363
	ACRES Commercial Realty Ltd.
10,820,384	Series 2021-FL2, Class A, 6.843% (1-Month Term SOFR+151.448 basis points), 1/15/2037(a),(b)	10,761,264
	Arbor Realty Commercial Real Estate Notes Ltd.
59,062,000	Series 2021-FL4, Class A, 6.793% (1-Month Term SOFR+146.448 basis points), 11/15/2036(a),(b)	58,879,882
57,822,000	Series 2022-FL1, Class A, 6.783% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	57,575,667
35,521,196	Series 2022-FL2, Class A, 7.179% (1-Month Term SOFR+185 basis points), 5/15/2037(a),(b)	35,476,773
	BBCMS Trust
8,605,199	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	8,093,096
	BX Commercial Mortgage Trust
28,900,000	Series 2021-VOLT, Class E, 7.443% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	28,231,581
	HERA Commercial Mortgage Ltd.
39,518,603	Series 2021-FL1, Class A, 6.497% (1-Month Term SOFR+116.448 basis points), 2/18/2038(a),(b)	39,142,208
	Independence Plaza Trust
11,081,000	Series 2018-INDP, Class A, 3.763%, 7/10/2035(a)	10,583,112
	KREF Ltd.
19,140,197	Series 2021-FL2, Class A, 6.513% (1-Month Term SOFR+118.448 basis points), 2/15/2039(a),(b)	18,757,112
	MF1 Ltd.
6,188,391	Series 2020-FL4, Class A, 7.143% (1-Month Term SOFR+181.448 basis points), 11/15/2035(a),(b)	6,188,344
	Progress Residential Trust
23,599,000	Series 2024-SFR4, Class A, 3.100%, 7/9/2029(a)	21,279,218
13,754,512	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	12,037,868
14,296,818	Series 2021-SFR7, Class A, 1.692%, 8/17/2040(a)	12,436,439
14,701,000	Series 2023-SFR2, Class A, 4.500%, 10/17/2040(a)	14,231,719
8,797,640	Series 2021-SFR9, Class A, 2.013%, 11/17/2040(a)	7,719,971
55,443,525	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	49,070,297
16,103,000	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	14,453,876
	STWD Ltd.
29,564,441	Series 2021-FL2, Class A, 6.647% (1-Month Term SOFR+131.448 basis points), 4/18/2038(a),(b)	29,049,293
	TRTX Issuer Ltd.
37,450,396	Series 2022-FL5, Class A, 6.979% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	37,192,295

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
	VMC Finance LLC
$12,103,632	Series 2021-HT1, Class A, 7.097% (1-Month Term SOFR+176.448 basis points), 1/18/2037(a),(b)	$11,861,327
		488,260,705
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,748,367,627)	1,715,080,853
	CORPORATE BANK DEBT — 0.8%
	Axiom Global, Inc.
22,542,375	10.194% (1-Month USD Libor+475 basis points), 10/1/2026(b),(d),(f)	21,809,748
	Capstone Acquisition Holdings, Inc. 2020 Delayed Draw Term Loan
1,065,819	10.194% (1-Month Term SOFR+485 basis points), 11/12/2027(c),(d)	1,013,848
	Capstone Acquisition Holdings, Inc. 2020 Term Loan
18,320,770	10.194% (1-Month Term SOFR+485 basis points), 11/12/2027(c),(d)	17,427,431
	Frontier Communications Holdings LLC
23,085,030	9.207% (1-Month Term SOFR+375 basis points), 10/8/2027(b),(d),(f)	23,027,317
	JC Penney Corp., Inc.
26,698,432	5.568% (3-Month USD Libor+425 basis points), 6/23/2025*,(b),(c),(d),(f),(g)	2,670
	Lealand Finance Company B.V. Senior Exit LC
10,625,126	5.250%, 6/30/2027(c),(d),(f),(h),(i)	(3,718,794)
	McDermott Tanks Secured LC
5,724,134	10.346% (3-Month Term SOFR+501.2 basis points), 12/31/2026(c),(d),(f),(h),(i)	(572,413)
	McDermott Technology Americas, Inc.
340,459	9.457% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(d),(f),(j)	149,802
	Windstream Services LLC
12,962,267	11.694% (1-Month Term SOFR+625 basis points), 9/21/2027(b),(d),(f)	12,902,900
	TOTAL CORPORATE BANK DEBT
	(Cost $76,504,397)	72,042,509
	CORPORATE BONDS — 4.1%
	COMMUNICATIONS — 0.1%
	Frontier Communications Holdings LLC
5,925,000	5.875%, 10/15/2027(a)	5,769,469
	CONSUMER DISCRETIONARY — 0.2%
	Amazon.com, Inc.
22,427,000	1.650%, 5/12/2028	19,968,490
	FINANCIALS — 2.8%
	Apollo Debt Solutions BDC Senior Notes
26,023,000	8.620%, 9/28/2028(c),(d),(f),(h)	26,023,000
	Ares Capital Corp.
41,510,000	2.875%, 6/15/2028	36,718,011
	Blackstone Private Credit Fund
33,271,000	3.250%, 3/15/2027	30,715,634
	Blue Owl Credit Income Corp.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$49,529,000	7.750%, 9/16/2027	$50,825,511
22,579,000	7.950%, 6/13/2028	23,349,939
	HPS Corporate Lending Fund
24,864,000	6.750%, 1/30/2029(a)	25,015,310
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028(a)	28,858,732
	OCREDIT BDC Senior Notes
12,891,000	7.770%, 3/7/2029(c),(d)	12,891,000
		234,397,137
	HEALTH CARE — 0.5%
	Heartland Dental LLC/Heartland Dental Finance Corp.
40,809,000	10.331% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d),(f)	43,317,121
	TECHNOLOGY — 0.5%
	Hlend Senior Notes
42,500,000	8.170%, 3/15/2028(c),(d)	42,500,000
	TOTAL CORPORATE BONDS
	(Cost $337,690,054)	345,952,217
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 21.9%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
280,882	Series 2010-43, Class MK, 5.500%, 5/25/2040	279,634
1,125,248	Series 2012-144, Class PD, 3.500%, 4/25/2042	1,078,069
569,961	Series 2013-93, Class PJ, 3.000%, 7/25/2042	536,774
		1,894,477
	AGENCY POOL ADJUSTABLE RATE — 1.9%
	Fannie Mae Pool
2,851,299	1.726% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	2,436,388
26,160,324	1.971% (30-Day SOFR Average+207.4 basis points), 8/1/2051(b)	22,721,869
1,987,581	1.609% (30-Day SOFR Average+209.5 basis points), 9/1/2051(b)	1,683,613
23,476,672	1.892% (30-Day SOFR Average+233 basis points), 4/1/2052(b)	20,093,120
	Freddie Mac Non Gold Pool
9,535,997	1.684% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	8,068,576
12,061,121	2.563% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	10,578,599
8,300,393	2.545% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	7,281,068
82,645,685	2.156% (30-Day SOFR Average+217.6 basis points), 7/1/2052(b)	71,341,673
10,451,780	3.365% (30-Day SOFR Average+221.5 basis points), 11/1/2052(b)	9,558,580
12,184,054	2.162% (30-Day SOFR Average+217.7 basis points), 5/1/2053(b)	10,519,721
		164,283,207
	AGENCY POOL FIXED RATE — 13.9%
	Fannie Mae Pool
77,918,392	1.500%, 12/1/2035	67,063,713

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$17,486,773	1.000%, 4/1/2036	$14,576,584
5,795,875	1.500%, 4/1/2036	4,973,972
9,352,956	1.500%, 4/1/2036	8,026,630
104,809,305	1.500%, 8/1/2036	89,946,475
7,464,075	1.500%, 8/1/2036	6,389,279
12,916,564	1.500%, 9/1/2036	11,056,633
31,866,820	1.500%, 10/1/2036	27,278,132
101,535,555	1.000%, 12/1/2036	83,994,881
151,318,484	1.000%, 3/1/2037	125,177,611
3,693,461	1.500%, 11/1/2040	3,009,370
7,007,387	2.000%, 11/1/2040	5,881,164
15,160,558	1.500%, 12/1/2040	12,352,565
16,360,617	2.500%, 5/1/2041	14,119,419
9,791,469	2.000%, 7/1/2041	8,159,653
64,232,565	1.500%, 10/1/2041	52,074,657
95,266,261	1.500%, 11/1/2041	77,234,311
23,226,261	2.000%, 8/1/2042	19,355,444
63,240,025	2.000%, 8/1/2042	52,562,301
33,387,459	3.500%, 4/1/2044	30,620,687
44,108,294	4.000%, 6/1/2045	41,873,168
9,564,326	4.000%, 7/1/2046	9,076,315
11,001,947	4.000%, 10/1/2046	10,438,465
5,977,990	4.000%, 10/1/2046	5,675,202
9,133,675	4.000%, 3/1/2048	8,659,907
	Freddie Mac Pool
461,457	2.500%, 8/1/2028	441,451
104,389,499	1.500%, 11/1/2035	90,271,257
16,940,064	1.500%, 6/1/2036	14,495,472
6,150,481	1.000%, 7/1/2036	5,109,962
30,813,606	1.500%, 8/1/2036	26,376,576
23,234,415	1.500%, 10/1/2036	19,888,757
6,829,243	1.500%, 11/1/2036	5,860,800
3,277,651	4.000%, 10/1/2040	3,113,754
3,013,253	4.000%, 11/1/2040	2,863,558
6,585,021	2.000%, 12/1/2040	5,526,680
4,348,049	1.500%, 2/1/2041	3,542,717
36,706,826	1.500%, 3/1/2041	29,804,860
9,932,962	1.500%, 5/1/2041	8,065,272
44,657,006	1.500%, 6/1/2041	36,260,172
11,976,222	1.500%, 10/1/2041	9,709,369
4,594,769	1.500%, 11/1/2041	3,730,817
70,372,422	1.500%, 12/1/2041	56,942,408
5,688,263	1.500%, 1/1/2042	4,611,591

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$41,488,578	2.000%, 5/1/2042	$34,574,220
28,081,818	2.000%, 8/1/2042	23,401,789
		1,174,168,020
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.1%
	Citigroup Mortgage Loan Trust
2,083,439	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	1,969,325
	GS Mortgage-Backed Securities Trust
17,526,770	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	15,073,352
32,097,548	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	27,573,174
15,528,977	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	13,602,219
77,598,568	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	65,984,569
	J.P. Morgan Mortgage Trust
5,627,628	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	4,871,749
17,459,849	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	14,659,808
46,939,400	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	40,443,785
59,878,297	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	51,662,875
14,714,915	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	12,708,227
3,756,645	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	3,219,405
3,405,279	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,910,825
32,550,032	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	28,478,062
	PRET LLC
48,117,424	Series 2021-NPL5, Class A1, 2.487%, 10/25/2051(a),(k)	46,860,780
	Pretium Mortgage Credit Partners LLC
21,020,023	Series 2021-NPL2, Class A1, 4.992%, 6/27/2060(a),(k)	20,611,406
32,790,221	Series 2021-NPL4, Class A1, 2.363%, 10/27/2060(a),(k)	31,821,440
8,823,393	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	8,200,407
	PRPM LLC
16,311,583	Series 2021-9, Class A1, 2.363%, 10/25/2026(a),(k)	15,837,956
21,567,576	Series 2021-10, Class A1, 2.487%, 10/25/2026(a),(k)	20,965,789
23,877,441	Series 2021-11, Class A1, 2.487%, 11/25/2026(a),(k)	23,326,028
	Towd Point Mortgage Trust
7,835,245	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	6,877,763
21,889,637	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	20,394,794
	VCAT LLC
1,452,355	Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a),(k)	1,442,010
	VOLT LLC
12,240,760	Series 2021-NPL3, Class A1, 5.239%, 2/27/2051(a),(k)	12,043,157
13,234,391	Series 2021-NPL4, Class A1, 5.240%, 3/27/2051(a),(k)	12,963,684

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$10,748,288	Series 2021-NPL9, Class A1, 4.992%, 5/25/2051(a),(k)	$10,536,838
		515,039,427
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,853,499,621)	1,855,385,131
	U.S. TREASURY NOTES & BONDS — 7.1%
	U.S. Treasury Note
131,516,000	4.000%, 1/31/2029	129,451,948
95,241,000	4.250%, 2/28/2029	94,793,062
268,592,000	4.125%, 3/31/2029	265,792,439
106,471,000	4.625%, 9/30/2030	107,951,618
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $594,342,354)	597,989,067
	TOTAL BONDS & DEBENTURES
	(Cost $7,961,981,060)	7,917,608,086

Number
of Shares
	COMMON STOCKS — 1.5%
	METALS & MINING — 0.6%
39,831,957	AIPCF VIII A-BL Aggregator Cayman LP (c)	49,921,392
	REAL ESTATE SERVICES — 0.0%
520,208	Copper Property CTL Pass Through Trust(d)	4,739,095
	TRANSPORTATION & LOGISTICS — 0.9%
3,806,420	PHI Group, Inc.(c),(d),(l)	76,128,400
	TOTAL COMMON STOCKS
	(Cost $125,160,428)	130,788,887
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET INVESTMENTS — 0.5%
38,540,662	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.06%(m)	38,540,662

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Principal Amount		Value
	TREASURY BILLS — 4.3%
$366,073,000	U.S. Treasury Bill, 1.76%, 7/2/2024(n)	$366,020,224
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $404,560,886)	404,560,886
	TOTAL INVESTMENTS — 99.8%
	(Cost $8,491,702,374)	8,452,957,859
	Other Assets in Excess of Liabilities — 0.2%	15,993,614
	TOTAL NET ASSETS — 100.0%	$8,468,951,473

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,319,068,539, which represents 39.19% of Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs and is reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities constituted 3.41% of total net assets at June 30, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.
(e)	Zero-coupon bond.
(f)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(g)	Security is in default.
(h)	As of June 30, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. At June 30, 2024, unfunded commitments totaled $0.
(i)	All or a portion of the loan is unfunded.
(j)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(k)	Step rate security.
(l)	Affiliated company.
(m)	The rate is the annualized seven-day yield at period end.
(n)	Treasury bill discount rate.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Note, 8.620%, 9/28/2028	08/10/2023	$26,023,000	$26,023,000	0.31%
Axiom Global, Inc., 10.194% (1-Month USD Libor+475 basis points), 10/1/2026	11/18/2021	22,388,585	21,809,748	0.26%
Capstone Acquisition Holdings, Inc., 2020 Delayed Draw Term Loan 10.194% (1-Month Term SOFR+485 basis points), 11/12/2027	04/30/2021	1,062,512	1,013,848	0.01%
Capstone Acquisition Holdings, Inc., 2020 Term Loan 10.194% (1-Month Term SOFR+485 basis points), 11/12/2027	04/30/2021	18,215,021	17,427,431	0.21%
Copper Property CTL Pass Through Trust	10/05/2017	25,752,396	4,739,095	0.06%
Frontier Communications Holdings LLC, 9.207% (1-Month Term SOFR+375 basis points), 10/8/2027	04/09/2021	22,924,507	23,027,317	0.27%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.331% (1-Month Term SOFR+500 basis points), 4/30/2028	08/02/2021	40,421,712	43,317,121	0.51%
Hlend Senior Notes, 8.170%, 3/15/2028	02/16/2023	42,500,000	42,500,000	0.50%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2025	02/03/2021	-	2,670	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	02/28/2020	(22,201)	(3,718,794)	-0.04%
McDermott Tanks Secured LC, 10.346% (3-Month Term SOFR+501.2 basis points), 12/31/2026	02/28/2020	(12,909)	(572,413)	-0.01%
McDermott Technology Americas, Inc., 9.457% (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	140,261	149,802	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/7/2029	2/22/2024	12,891,000	12,891,000	0.15%
PHI Group, Inc.	08/19/2019	31,131,405	76,128,400	0.90%
Prop 2017-1A, 5.300%, 3/15/2042	02/09/2017	12,494,286	10,750,570	0.13%
Windstream Services LLC, 11.694% (1-Month Term SOFR+625 basis points), 9/21/2027	08/11/2020	11,808,621	12,902,900	0.15%
		$267,718,196	$288,391,695	3.41%

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Security Description	Shares Held as of September 30, 2023	Beginning Value as of September 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of June 30, 2024	Shares Held as of June 30, 2024	Dividend Income From Affiliated Investments
Boart Longyear Group Ltd.	43,018,605	$41,212,449	$-	$75,774,405	$(6,606,205)	$41,168,161	$-	$-	-	$-
PHI Group, Inc.	3,806,420	69,467,165	-	-	-	6,661,235	-	76,128,400	3,806,420	-
Total		$110,679,614	$-	$75,774,405	$(6,606,205)	$47,829,396	$-	$76,128,400		$-